FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers out of Level 3	$ 8,987	$ 257,660
Transfers in to Level 3	128,865
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	2,580	8,719
Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers in to Level 3	504,030
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	48,562	(3,577)
Transfers between levels, Assets
Transfers, Level 1 to Level 2	63,827	13,740
Transfers, Level 2 to Level 1	0	7
Fair value through profit or loss | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	229,645	17,179
Transfers, Level 2 to Level 1	929	8,397
Fair value through profit or loss | Debt instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers, Level 1 to Level 2	202,779
Fair value through profit or loss | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	26,866	1,712
Transfers, Level 2 to Level 1	929
Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2		13,619
Fair value through profit or loss | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers, Level 2 to Level 1		8,397
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2		1,848
Fair value through OCI | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	467,133	637,744
Transfers, Level 2 to Level 1	137,884	95,572
Fair value through OCI | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	467,133	572,800
Transfers, Level 2 to Level 1	137,884
Fair value through OCI | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers in to Level 3	$ 577,439
Transfers, Level 2 to Level 1		95,572
Fair value through OCI | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2		$ 64,944